Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Total Fund Solution
Entity Central Index Key	0001872253
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000234136
Shareholder Report [Line Items]
Fund Name	Cromwell CenterSquare Real Estate Fund
Class Name	Institutional Class
Trading Symbol	MRASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	1.01%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the one-year period ended December 31, 2025, the Fund (MRASX) rose 1.68% and the FTSE NAREIT All Equity REITs Total Return Index increased 2.27%. The S&P 500 Total Return Index returned 17.88% over the same period.

Real estate securities experienced a turbulent year as shifting trade policies, fluctuating interest rates, and a broad investor rotation toward risk assets shaped market performance. Real Estate Investment Trusts ("REIT") posted modest gains in the first quarter even as equities declined amid escalating tariff announcements. They significantly underperformed in the second quarter due to rising yields, sector‑specific pressures, and heightened volatility in both fixed income and equity markets. Although REITs delivered strong absolute returns in the third quarter, they continued to lag major equity indices, which were propelled by technology momentum and expectations that the Federal Reserve would cut interest rates in September, which it eventually did. Additional rate cuts by the Fed at each of the October and December meetings further lifted equity valuations in the fourth quarter, though REITs once again trailed as long‑term interest rates remained volatile and ultimately edged higher.

Line Graph [Table Text Block]
	Cromwell CenterSquare Real Estate Fund Institutional Class ($149,304)	S&P 500 Total Return Index ($335,308)	FTSE NAREIT All Equity REITS Total Return Index ($154,807)	Dow Jones U.S. Select Real Estate Securities Total Return Index ($146,556)
02/17	$100,000	$100,000	$100,000	$100,000
12/17	$102,623	$114,838	$104,297	$101,443
12/18	$97,077	$109,803	$100,078	$97,163
12/19	$119,460	$144,376	$128,764	$119,611
12/20	$116,510	$170,939	$122,169	$106,217
12/21	$162,567	$220,008	$172,623	$154,984
12/22	$122,624	$180,162	$129,556	$114,748
12/23	$136,983	$227,523	$144,269	$130,767
12/24	$146,841	$284,448	$151,370	$141,363
12/25	$149,304	$335,308	$154,807	$146,556

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/24/2017
Cromwell CenterSquare Real Estate Fund Institutional Class	1.68%	5.08%	4.63%
S&P 500 Total Return Index	17.88%	14.42%	14.65%
FTSE NAREIT All Equity REITS Total Return Index	2.27%	4.85%	5.06%
Dow Jones U.S. Select Real Estate Securities Total Return Index	3.67%	6.62%	4.41%

Performance Inception Date	Feb. 24, 2017
AssetsNet	$ 88,536,022
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 499,832
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025) Net Assets$88,536,022 Total Advisory Fees Paid$499,832 Number of Holdings59 Portfolio Turnover31%
Holdings [Text Block]
Sector Breakdown	(%)
Diversified	25.5
Health Care	20.4
Apartments	12.2
Warehouse/Industrial	10.0
Storage	8.9
Shopping Centers	7.9
Office Property	4.3
Regional Malls	3.8
Single Tenant	3.6
Other	3.4

Largest Holdings [Text Block]
Top 10 Issuers	(%)
Welltower, Inc.	8.9
Prologis, Inc.	7.0
American Tower Corp.	6.7
Equinix, Inc.	6.5
Digital Realty Trust, Inc.	4.4
Ventas, Inc.	4.3
Extra Space Storage, Inc.	3.6
Public Storage	3.2
UDR, Inc.	3.0
Simon Property Group, Inc.	2.7

Material Fund Change [Text Block]
C000231344
Shareholder Report [Line Items]
Fund Name	Cromwell CenterSquare Real Estate Fund
Class Name	Investor Class
Trading Symbol	MRESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$112	1.11%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the one-year period ended December 31, 2025, the Fund (MRESX) rose 1.53% and the FTSE NAREIT All Equity REITs Total Return Index increased 2.27%. The S&P 500 Total Return Index returned 17.88% over the same period.

Real estate securities experienced a turbulent year as shifting trade policies, fluctuating interest rates, and a broad investor rotation toward risk assets shaped market performance. Real Estate Investment Trusts ("REIT") posted modest gains in the first quarter even as equities declined amid escalating tariff announcements. They significantly underperformed in the second quarter due to rising yields, sector‑specific pressures, and heightened volatility in both fixed income and equity markets. Although REITs delivered strong absolute returns in the third quarter, they continued to lag major equity indices, which were propelled by technology momentum and expectations that the Federal Reserve would cut interest rates in September, which it eventually did. Additional rate cuts by the Fed at each of the October and December meetings further lifted equity valuations in the fourth quarter, though REITs once again trailed as long‑term interest rates remained volatile and ultimately edged higher.

Line Graph [Table Text Block]
	Cromwell CenterSquare Real Estate Fund Investor Class ($16,228)	S&P 500 Total Return Index ($39,827)	FTSE NAREIT All Equity REITS Total Return Index ($17,522)	Dow Jones U.S. Select Real Estate Securities Total Return Index ($15,992)
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,682	$11,196	$10,863	$10,668
12/17	$11,259	$13,640	$11,805	$11,069
12/18	$10,634	$13,042	$11,328	$10,602
12/19	$13,070	$17,149	$14,575	$13,052
12/20	$12,728	$20,304	$13,828	$11,590
12/21	$17,750	$26,132	$19,539	$16,911
12/22	$13,362	$21,399	$14,664	$12,521
12/23	$14,925	$27,025	$16,330	$14,269
12/24	$15,984	$33,786	$17,133	$15,425
12/25	$16,228	$39,827	$17,522	$15,992

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Cromwell CenterSquare Real Estate Fund Investor Class	1.53%	4.98%	4.96%
S&P 500 Total Return Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REITS Total Return Index	2.27%	4.85%	5.77%
Dow Jones U.S. Select Real Estate Securities Total Return Index	3.67%	6.62%	4.79%

AssetsNet	$ 88,536,022
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 499,832
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025) Net Assets$88,536,022 Total Advisory Fees Paid$499,832 Number of Holdings59 Portfolio Turnover31%
Holdings [Text Block]
Sector Breakdown	(%)
Diversified	25.5
Health Care	20.4
Apartments	12.2
Warehouse/Industrial	10.0
Storage	8.9
Shopping Centers	7.9
Office Property	4.3
Regional Malls	3.8
Single Tenant	3.6
Other	3.4

Largest Holdings [Text Block]
Top 10 Issuers	(%)
Welltower, Inc.	8.9
Prologis, Inc.	7.0
American Tower Corp.	6.7
Equinix, Inc.	6.5
Digital Realty Trust, Inc.	4.4
Ventas, Inc.	4.3
Extra Space Storage, Inc.	3.6
Public Storage	3.2
UDR, Inc.	3.0
Simon Property Group, Inc.	2.7

Material Fund Change [Text Block]
C000231343
Shareholder Report [Line Items]
Fund Name	Cromwell Long Short Fund
Class Name	Institutional Class
Trading Symbol	MFLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell Long Short Fund for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$202	1.86%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the one-year period ended December 31, 2025, the Fund (MFLDX) rose 17.51% and the Russell 1000 Total Return Index returned 17.37%. The S&P 500 Total Return Index climbed 17.88% over the same period.

  The year 2025 proved to be another strong year for equity markets, with continued leadership from large-cap U.S. companies and ongoing enthusiasm around artificial intelligence (AI) investments. Market returns broadened somewhat during the year, with sectors beyond Technology participating in the rally, including Health Care, Utilities, and Financials. Small-cap stocks continued to lag their large-cap counterparts, though the performance gap narrowed as the year progressed.

  Over the one-year period, the long portion of the portfolio contributed positively to relative performance. In the long book, Health Care was the largest contributing sector, Utilities was the second-largest contributor, and Information Technology was the largest detractor from performance in the long book. Industrials and Energy also detracted from long book performance.

  For the one-year period, the short portion of the portfolio had a meaningful positive impact on performance. In the short book, Health Care contributed the most to returns, followed by Consumer Staples and Consumer Discretionary. The short book had modest negative contributions from short positions in Industrials.

Line Graph [Table Text Block]
	Cromwell Long Short Fund Institutional Class ($190,685)	S&P 500 Total Return Index ($398,274)	Russell 1000 Total Return Index ($390,298)
12/15	$100,000	$100,000	$100,000
12/16	$96,642	$111,960	$112,054
12/17	$117,126	$136,403	$136,355
12/18	$101,612	$130,422	$129,832
12/19	$113,936	$171,487	$170,633
12/20	$136,952	$203,039	$206,403
12/21	$148,697	$261,322	$261,007
12/22	$153,301	$213,995	$211,084
12/23	$153,140	$270,249	$267,083
12/24	$162,067	$337,864	$332,548
12/25	$190,685	$398,274	$390,298

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Cromwell Long Short Fund Institutional Class	17.51%	6.84%	6.67%
S&P 500 Total Return Index	17.88%	14.42%	14.82%
Russell 1000 Total Return Index	17.37%	13.59%	14.59%

AssetsNet	$ 90,186,329
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 940,436
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2025)

  Net Assets$90,186,329
  Total Advisory Fees Paid$940,436
  Number of Holdings145
  Portfolio Turnover18%

Visit https://thecromwellfunds.com/funds/long-short for more recent performance information.

Holdings [Text Block]
Sector Breakdown	(%)
Information Technology	31.2
Financials	12.6
Communication Services	8.3
Consumer Discretionary	7.8
Industrials	7.4
Health Care	7.3
Energy	3.7
Utilities	2.4
Consumer Staples	2.0
Other	17.3

Largest Holdings [Text Block]
Top 10 Issuers	(%)
NVIDIA Corp.	7.7
Microsoft Corp.	6.9
Alphabet, Inc.	5.6
Apple, Inc.	4.3
Amazon.com, Inc.	3.9
JPMorgan Chase & Co.	3.4
Visa, Inc.	2.7
Broadcom, Inc.	2.5
Mastercard, Inc.	2.1
Johnson & Johnson	2.0

Material Fund Change [Text Block]
C000231342
Shareholder Report [Line Items]
Fund Name	Cromwell Long Short Fund
Class Name	Investor Class
Trading Symbol	MFADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell Long Short Fund for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$229	2.11%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the one-year period ended December 31, 2025, the Fund (MFADX) rose 17.19% and the Russell 1000 Total Return Index returned 17.37%. The S&P 500 Total Return Index climbed 17.88% over the same period.

  The year 2025 proved to be another strong year for equity markets, with continued leadership from large-cap U.S. companies and ongoing enthusiasm around artificial intelligence (AI) investments. Market returns broadened somewhat during the year, with sectors beyond Technology participating in the rally, including Health Care, Utilities, and Financials. Small-cap stocks continued to lag their large-cap counterparts, though the performance gap narrowed as the year progressed.

  Over the one-year period, the long portion of the portfolio contributed positively to relative performance. In the long book, Health Care was the largest contributing sector, Utilities was the second-largest contributor, and Information Technology was the largest detractor from performance in the long book. Industrials and Energy also detracted from long book performance.

  For the one-year period, the short portion of the portfolio had a meaningful positive impact on performance. In the short book, Health Care contributed the most to returns, followed by Consumer Staples and Consumer Discretionary. The short book had modest negative contributions from short positions in Industrials.

Line Graph [Table Text Block]
	Cromwell Long Short Fund Investor Class ($18,600)	S&P 500 Total Return Index ($39,827)	Russell 1000 Total Return Index ($39,030)
12/15	$10,000	$10,000	$10,000
12/16	$9,642	$11,196	$11,205
12/17	$11,650	$13,640	$13,636
12/18	$10,088	$13,042	$12,983
12/19	$11,285	$17,149	$17,063
12/20	$13,529	$20,304	$20,640
12/21	$14,654	$26,132	$26,101
12/22	$15,065	$21,399	$21,108
12/23	$15,014	$27,025	$26,708
12/24	$15,850	$33,786	$33,255
12/25	$18,600	$39,827	$39,030

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Cromwell Long Short Fund Investor Class	17.19%	6.57%	6.40%
S&P 500 Total Return Index	17.88%	14.42%	14.82%
Russell 1000 Total Return Index	17.37%	13.59%	14.59%

AssetsNet	$ 90,186,329
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 940,436
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2025)

  Net Assets$90,186,329
  Total Advisory Fees Paid$940,436
  Number of Holdings145
  Portfolio Turnover18%

Visit https://thecromwellfunds.com/funds/long-short for more recent performance information.

Holdings [Text Block]
Sector Breakdown	(%)
Information Technology	31.2
Financials	12.6
Communication Services	8.3
Consumer Discretionary	7.8
Industrials	7.4
Health Care	7.3
Energy	3.7
Utilities	2.4
Consumer Staples	2.0
Other	17.3

Largest Holdings [Text Block]
Top 10 Issuers	(%)
NVIDIA Corp.	7.7
Microsoft Corp.	6.9
Alphabet, Inc.	5.6
Apple, Inc.	4.3
Amazon.com, Inc.	3.9
JPMorgan Chase & Co.	3.4
Visa, Inc.	2.7
Broadcom, Inc.	2.5
Mastercard, Inc.	2.1
Johnson & Johnson	2.0

Material Fund Change [Text Block]
C000241858
Shareholder Report [Line Items]
Fund Name	Cromwell Foresight Global Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	CFGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell Foresight Global Infrastructure Fund for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the one-year period ended December 31, 2025, the Fund (CFGIX) rose 12.67% and the S&P Global Infrastructure Total Return Index increased 22.58%. The S&P 500 Total Return Index climbed 17.88% over the same period.

The improvement in returns reflected a more constructive market environment in 2025, as easing inflationary pressures and increasing confidence around the trajectory of monetary policy supported asset valuations. While volatility persisted at times, particularly across growth-oriented infrastructure sectors, investor sentiment improved over the course of the year, with increased differentiation between companies with resilient cash flows and those more exposed to financing or execution risk.

Against this backdrop, the Fund benefited from its focus on high-quality, asset-backed infrastructure businesses with durable earnings profiles and long-duration revenue visibility. Regulated and contracted assets, in particular, performed well, supported by inflation-linked frameworks, defensive characteristics and growing visibility over long-term capital investment programmes linked to energy security and decarbonisation. These exposures played an important role in driving the Fund’s positive absolute return during the year.

During the period, sustained but more constructive market conditions provided the Foresight Capital Management team with opportunities to actively manage the portfolio. The team continued to focus on identifying attractively valued companies with strong cash-generating capabilities, while portfolio rebalancing efforts were aimed at optimising risk-adjusted returns and reinforcing exposure to structural growth themes aligned with the Fund’s investment objective.

Overall, the Fund’s performance in 2025 reflected a combination of improving market conditions and positive performance due to a recovery in valuation for existing sectors, alongside growth for new additions. The Fund remains focused on opportunities across decarbonisation, energy security and essential infrastructure assets, with an emphasis on delivering resilient, long-term returns through exposure to high-quality infrastructure companies.

Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/31/2023
Cromwell Foresight Global Infrastructure Fund Institutional Class	12.67%	-0.23%
S&P 500 Total Return Index	17.88%	21.18%
S&P Global Infrastructure Total Return Index	22.58%	13.17%

Performance Inception Date	Jan. 31, 2023
AssetsNet	$ 48,752,527
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 296,394
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025) Net Assets$48,752,527 Total Advisory Fees Paid$296,394 Number of Holdings34 Portfolio Turnover36%
Holdings [Text Block]
Sector Breakdown	(%)
Digital Infrastructure	28.3
Renewable Energy	23.3
Diversified Infrastructure	13.4
Electrical Utilities	11.3
Health Care	8.2
Transport	7.5
Utilities	4.7
Other	3.3
Top 10 Countries	(%)
United States	26.6
Canada	16.7
United Kingdom	12.6
Guernsey	9.0
Spain	7.5
New Zealand	6.4
Italy	5.6
Australia	3.6
Jersey	3.6
Belgium	3.3

Largest Holdings [Text Block]
Top 10 Issuers	(%)
Cellnex Telecom SA	5.3
Equinix, Inc.	5.0
National Grid PLC	4.7
American Tower Corp.	4.5
Infratil Ltd.	4.4
Boralex, Inc.	4.2
Brookfield Renewable Partners LP	3.7
Transurban Group	3.6
3i Infrastructure PLC	3.6
Digital Realty Trust, Inc.	3.5

Material Fund Change [Text Block]
C000234131
Shareholder Report [Line Items]
Fund Name	Cromwell Tran Focus Fund
Class Name	Institutional Class
Trading Symbol	LIMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell Tran Focus Fund for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the one-year period ending December 31, 2025, the Fund (LIMIX) returned 7.48%. The S&P 500 Total Return Index returned 17.88%.

Similar to 2024, a handful of mega-cap technology companies drove an outsized portion of returns for the index. During 2025, the Magnificent Seven stocks (Mag 7, i.e., Apple, Microsoft, Alphabet (Google), Amazon, Meta Platforms, NVIDIA, and Tesla) returned 24.9% driven largely by outperformance from Alphabet returning 66.0% and NVIDIA returning 38.9%. While performance among the Mag 7 diverged unlike prior years, the group together still comprised 7.5% of the S&P 500’s 17.9% Total return for the year. Over the past 3 years, the Mag 7 have accounted for 55% of the S&P 500’s return of 86%.

We have historically maintained a balanced exposure in large- and mid-cap companies. In doing so, we are mindful of the growing concentration risk within the broader S&P 500 index. Today, the top 10 constituents alone account for approximately 41% of the index, a level of concentration that we believe investors should carefully consider.

While we own some of these top 10 companies, we believe that, in aggregate, this level of concentration risk in the Index is material. Coincidently, we have been identifying compelling investment opportunities among smaller, mid-cap companies. As a result, our portfolio construction has been under-weight the largest companies, which contributed to underperformance relative to the larger index. As of December 31, 2025, the median market cap in the Fund was $37 billion, and only 10% of our Fund was invested in companies with market caps greater than $1 trillion.

With our high active share, selection effect was the main driver of underperformance relative to the top-heavy S&P 500. Information Technology (IT) detracted from performance due to declines in software valuations combined with an underweight in IT hardware and semiconductors tied to artificial intelligence (AI) outside of our NVIDIA position. Health Care was also a negative contributor due to a pullback in academic and government demand stemming from changes in scientific funding by the Trump Administration. These detractors more than offset outperformance and strong stock selection in Utilities and Industrials.

Line Graph [Table Text Block]
	Cromwell Tran Focus Fund Institutional Class ($259,138)	S&P 500 Total Return Index ($398,274)
12/15	$100,000	$100,000
12/16	$101,607	$111,960
12/17	$122,807	$136,403
12/18	$111,023	$130,422
12/19	$157,440	$171,487
12/20	$203,963	$203,039
12/21	$255,432	$261,322
12/22	$165,717	$213,995
12/23	$208,853	$270,249
12/24	$241,096	$337,864
12/25	$259,138	$398,274

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Cromwell Tran Focus Fund Institutional Class	7.48%	4.91%	9.99%
S&P 500 Total Return Index	17.88%	14.42%	14.82%

AssetsNet	$ 24,574,791
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 63,918
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025) Net Assets$24,574,791 Total Advisory Fees Paid$63,918 Number of Holdings27 Portfolio Turnover69%
Holdings [Text Block]
Sector Breakdown	(%)
Industrials	22.3
Information Technology	20.3
Health Care	14.5
Consumer Discretionary	11.1
Materials	8.8
Utilities	8.3
Communication Services	3.6
Financials	2.6
Real Estate	2.1
Other	6.4

Largest Holdings [Text Block]
Top 10 Issuers	(%)
Talen Energy Corp.	8.3
Danaher Corp.	6.5
ATI, Inc.	6.0
Amazon.com, Inc.	5.7
Ferguson Enterprises, Inc.	5.5
Palo Alto Networks, Inc.	5.4
Martin Marietta Materials, Inc.	5.1
GE Vernova, Inc.	4.5
Intuit, Inc.	4.4
Veeva Systems, Inc.	3.8

Material Fund Change [Text Block]
C000234130
Shareholder Report [Line Items]
Fund Name	Cromwell Tran Focus Fund
Class Name	Investor Class
Trading Symbol	LIMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell Tran Focus Fund for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	1.35%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the one-year period ending December 31, 2025, the Fund (LIMAX) returned 7.33%. The S&P 500 Total Return Index returned 17.88%.

Similar to 2024, a handful of mega-cap technology companies drove an outsized portion of returns for the index. During 2025, the Magnificent Seven stocks (Mag 7, i.e., Apple, Microsoft, Alphabet (Google), Amazon, Meta Platforms, NVIDIA, and Tesla) returned 24.9% driven largely by outperformance from Alphabet returning 66.0% and NVIDIA returning 38.9%. While performance among the Mag 7 diverged unlike prior years, the group together still comprised 7.5% of the S&P 500’s 17.9% Total return for the year. Over the past 3 years, the Mag 7 have accounted for 55% of the S&P 500’s return of 86%.

We have historically maintained a balanced exposure in large- and mid-cap companies. In doing so, we are mindful of the growing concentration risk within the broader S&P 500 index. Today, the top 10 constituents alone account for approximately 41% of the index, a level of concentration that we believe investors should carefully consider.

While we own some of these top 10 companies, we believe that, in aggregate, this level of concentration risk in the Index is material. Coincidently, we have been identifying compelling investment opportunities among smaller, mid-cap companies. As a result, our portfolio construction has been under-weight the largest companies, which contributed to underperformance relative to the larger index. As of December 31, 2025, the median market cap in the Fund was $37 billion, and only 10% of our Fund was invested in companies with market caps greater than $1 trillion.

With our high active share, selection effect was the main driver of underperformance relative to the top-heavy S&P 500. Information Technology (IT) detracted from performance due to declines in software valuations combined with an underweight in IT hardware and semiconductors tied to artificial intelligence (AI) outside of our NVIDIA position. Health Care was also a negative contributor due to a pullback in academic and government demand stemming from changes in scientific funding by the Trump Administration. These detractors more than offset outperformance and strong stock selection in Utilities and Industrials.

Line Graph [Table Text Block]
	Cromwell Tran Focus Fund Investor Class ($25,280)	S&P 500 Total Return Index ($39,827)
12/15	$10,000	$10,000
12/16	$10,147	$11,196
12/17	$12,230	$13,640
12/18	$11,027	$13,042
12/19	$15,590	$17,149
12/20	$20,161	$20,304
12/21	$25,175	$26,132
12/22	$16,292	$21,399
12/23	$20,483	$27,025
12/24	$23,555	$33,786
12/25	$25,280	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Cromwell Tran Focus Fund Investor Class	7.33%	4.63%	9.72%
S&P 500 Total Return Index	17.88%	14.42%	14.82%

AssetsNet	$ 24,574,791
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 63,918
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025) Net Assets$24,574,791 Total Advisory Fees Paid$63,918 Number of Holdings27 Portfolio Turnover69%
Holdings [Text Block]
Sector Breakdown	(%)
Industrials	22.3
Information Technology	20.3
Health Care	14.5
Consumer Discretionary	11.1
Materials	8.8
Utilities	8.3
Communication Services	3.6
Financials	2.6
Real Estate	2.1
Other	6.4

Largest Holdings [Text Block]
Top 10 Issuers	(%)
Talen Energy Corp.	8.3
Danaher Corp.	6.5
ATI, Inc.	6.0
Amazon.com, Inc.	5.7
Ferguson Enterprises, Inc.	5.5
Palo Alto Networks, Inc.	5.4
Martin Marietta Materials, Inc.	5.1
GE Vernova, Inc.	4.5
Intuit, Inc.	4.4
Veeva Systems, Inc.	3.8

Material Fund Change [Text Block]
C000243273
Shareholder Report [Line Items]
Fund Name	Cromwell Greenspring Mid Cap Fund
Class Name	Institutional Class
Trading Symbol	GRSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell Greenspring Mid Cap Fund for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.13%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

During 2025, the Cromwell Greenspring Mid Cap Fund (the Fund, Greenspring or GRSPX) generated a total return of 6.18%. During the same period, the Russell Midcap Total Return Index returned 10.60%.

Over the last five years, GRSPX produced a 9.83% annualized total return, outperforming the Index’s 8.67%, while subjecting shareholders to 18% lower volatility (as measured by standard deviation). These longer-term results underscore the strength and consistency of our investment approach, highlighting our focus on generating attractive long-term results while effectively managing risk.

The investment backdrop in 2025 was anything but tranquil, as equity investors reacted to rapidly changing developments surrounding trade policy, geopolitical events, domestic policies, and the rapid advancement of artificial intelligence (AI).

Greenspring’s performance was led by several holdings that benefited from increased spending on AI- and data-center-related infrastructure. The Fund’s AI-related exposure favors “picks-and-shovels” businesses that enable AI development and have long track records of generating durable free cash flow, rather than high-risk, capital-intensive, and richly valued technology companies.

Line Graph [Table Text Block]
	Cromwell Greenspring Mid Cap Fund Institutional Class ($232,627)	Russell Midcap Total Return Index ($284,199)	Russell 3000 Total Return Index ($270,360)	Greenspring Custom Blend Index ($219,779)
12/15	$100,000	$100,000	$100,000	$100,000
12/16	$119,782	$113,798	$118,400	$113,580
12/17	$129,149	$134,871	$134,020	$123,825
12/18	$116,045	$122,654	$122,525	$118,290
12/19	$140,257	$160,115	$154,697	$140,103
12/20	$145,555	$187,497	$159,144	$145,847
12/21	$184,600	$229,841	$199,517	$168,964
12/22	$168,586	$190,044	$183,596	$160,059
12/23	$188,734	$222,783	$204,995	$176,657
12/24	$219,092	$256,966	$233,650	$196,231
12/25	$232,627	$284,199	$270,360	$219,779

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Cromwell Greenspring Mid Cap Fund Institutional Class	6.18%	9.83%	8.81%
Russell Midcap Total Return Index	10.60%	8.67%	11.01%
Russell 3000 Total Return Index	15.71%	11.18%	10.46%
Greenspring Custom Blend Index	12.00%	8.55%	8.19%

AssetsNet	$ 116,847,158
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 906,972
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025) Net Assets$116,847,158 Total Advisory Fees Paid$906,972 Number of Holdings50 Portfolio Turnover6%
Holdings [Text Block]
Sector Breakdown	(%)
Industrials	49.9
Financials	13.1
Information Technology	10.1
Consumer Staples	6.2
Communication Services	5.1
Health Care	3.7
Materials	3.7
Energy	2.6
Consumer Discretionary	2.3
Other	3.3

Largest Holdings [Text Block]
Top 10 Issuers	(%)
EMCOR Group, Inc.	8.9
Republic Services, Inc.	8.1
MYR Group, Inc.	6.7
Johnson Controls International PLC	6.1
KBR, Inc.	5.8
W.R. Berkley Corp.	4.3
Nextpower, Inc.	3.7
Flex Ltd.	3.1
Primo Brands Corp.	3.1
Primis Financial Corp.	2.6

Material Fund Change [Text Block]